Accrued Expenses and Other Current Liabilities	12 Months Ended
Aug. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

12.   Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Salary and welfare payable	585,410	612,570	89,460
Other taxes payable	35,171	12,230	1,786
Accrued expenses	61,116	150,671	22,004
Deposits from franchisees	20,600	16,249	2,373
Payables for leasehold improvement	29,467	36,363	5,310
Payables for long-term investments	47,580	4,412	644
Interest payable	24,215	20,631	3,013
Others	12,833	35,929	5,248
	816,392	889,055	129,838